Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 505	$ 497
Realized loss on cash flow hedges (interest-rate swap agreements) (Notes 8, 18)	12	7
Interest on short-term notes	1	8
Interest on regulatory accounts	5	3
Other	13	10
Less: Interest capitalized on construction and development in progress	(60)	(49)
DTA carrying charges (Note 13)	(12)	0
Interest earned on cash and cash equivalents	(3)	(5)
Net financing charges	$ 461	$ 471